Loans in Non-Performing Status and Accruing Loans Past-Due 90 Days or More by Loan Class (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 363,093	$ 893,938
Credit Impaired Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	262	672
Credit Impaired Loans | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 0